S000041978 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		14.11%	10.26%	7.49%	[1]
Class A | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
Class A | MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	35.22%	9.46%	7.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		18.51%	10.63%	7.41%	[1]
Class C | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
Class C | MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	35.22%	9.46%	7.52%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		20.75%	11.73%	8.37%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.53%	10.80%	7.56%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.32%	9.27%	6.67%
Institutional Class | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
Institutional Class | MSCI Frontier + Select Emerging Markets Countries Capped Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	35.22%	9.46%	7.52%

[1]	Class C Shares performance reflects conversion to Class A Shares after eight years.
[2]
The MSCI Frontier + Select Emerging Markets Countries Capped Index is a customized benchmark produced by MSCI that is designed to measure equity market performance of constituent companies in each of the MSCI Frontier Markets Index (50%) and the Emerging Markets Crossover Markets portion of the MSCI Emerging Markets Index (50%). Emerging Markets Crossover Markets are countries in the MSCI Emerging Markets Index that the Investment Manager currently considers to have frontier market characteristics in respect to economic, political or market structure. As of December 31, 2025, Emerging Markets Crossover Markets are the Philippines, Peru, Colombia, United Arab Emirates, Qatar, Egypt and Kuwait.